First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments
March 31, 2024  (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 58.2%
$11,000,000	U.S. Treasury Note	0.25%	06/15/24	$10,884,739
11,000,000	U.S. Treasury Note	0.38%	09/15/24	10,761,118
11,000,000	U.S. Treasury Note	1.00%	12/15/24	10,683,795
11,000,000	U.S. Treasury Note	0.50%	03/31/25	10,520,488
11,000,000	U.S. Treasury Note	0.25%	06/30/25	10,386,406
12,000,000	U.S. Treasury Note	0.25%	09/30/25	11,215,547
21,000,000	U.S. Treasury Note	0.38%	11/30/25	19,540,664
	Total U.S. Government Bonds and Notes			83,992,757
	(Cost $84,057,750)

Shares	Description	Value
MONEY MARKET FUNDS — 33.5%
24,124,426	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (a)	24,124,426
24,124,426	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.16% (a)	24,124,426
	Total Money Market Funds	48,248,852
	(Cost $48,248,852)

	Total Investments — 91.7%	132,241,609
	(Cost $132,306,602)
	Net Other Assets and Liabilities — 8.3%	11,903,385
	Net Assets — 100.0%	$144,144,994
Futures Contracts at March 31, 2024:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Brazilian Real Currency Futures	Long	263	Apr-2024	$5,235,015	$(9,505)
Brent Crude Oil Futures	Long	51	Apr-2024	4,437,000	257,151
CAC 40®10 Euro Index Futures	Long	54	Apr-2024	4,790,853	60,024
Cattle Feeder Futures	Long	21	Apr-2024	2,594,813	(87,000)
Cocoa Futures	Long	21	May-2024	2,050,860	483,525
Cocoa Futures	Long	10	Jul-2024	930,600	171,922
Cocoa Futures	Long	9	Sep-2024	773,820	154,198
Coffee “C” Futures	Long	14	May-2024	991,463	28,498
Coffee “C” Futures	Long	2	Jul-2024	141,038	506
Copper Futures	Long	11	May-2024	1,101,925	(12,893)
Cotton No. 2 Futures	Long	62	May-2024	2,832,780	(84,823)
DAX MINI Index Futures	Long	52	Jun-2024	5,266,703	149,151
DJIA Mini E-CBOT Futures	Long	21	Jun-2024	4,218,480	95,760
Euro STOXX 50®Futures	Long	82	Jun-2024	4,463,109	98,559
FTSE MIB Index Futures	Long	39	Jun-2024	7,194,873	268,768
Gasoline RBOB Futures	Long	39	Apr-2024	4,456,343	259,291
Gasoline RBOB Futures	Long	9	May-2024	1,016,253	4,977
Gold 100 Oz. Futures	Long	7	Jun-2024	1,566,880	27,140
IBEX 35 Index Futures	Long	13	Apr-2024	1,552,171	111,688
Live Cattle Futures	Long	57	Jun-2024	4,109,700	(53,751)
Long Gilt Futures	Long	25	Jun-2024	3,153,477	53,836
Low Sulphur Gasoil “G” Futures	Long	70	May-2024	5,656,000	(42,250)
Mexican Peso Currency Futures	Long	459	Jun-2024	13,643,775	157,761

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Futures Contracts at March 31, 2024 (Continued):
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
MSCI EAFE Index Futures	Long	28	Jun-2024	$3,299,940	$(220)
MSCI EMGMKT Index Futures	Long	25	Jun-2024	1,311,250	(2,766)
Nasdaq 100 E-mini Futures	Long	4	Jun-2024	1,478,000	(3,835)
NIKKEI 225 (OSE) Futures	Long	19	Jun-2024	5,049,346	107,536
OMXS 30 Index Futures	Long	212	Apr-2024	4,999,944	121,879
S&P 500 E-mini Futures	Long	22	Jun-2024	5,839,350	59,766
S&P MidCap 400 E-Mini Futures	Long	18	Jun-2024	5,539,320	114,937
S&P TSX 60 IX Futures	Long	26	Jun-2024	5,149,518	66,851
SPI 200 Futures	Long	46	Jun-2024	5,958,444	179,823
Sugar #11 (World) Futures	Long	50	Apr-2024	1,261,120	35,413
TOPIX Index Futures	Long	22	Jun-2024	3,995,838	43,008
WTI Crude Futures	Long	13	Apr-2024	1,081,210	64,523
WTI Crude Futures	Long	28	May-2024	2,307,760	17,951
Canadian Dollar Currency Futures	Short	11	Jun-2024	(813,340)	1,820
Canola Futures	Short	545	May-2024	(5,040,611)	(206,178)
Corn Futures	Short	397	May-2024	(8,773,700)	(99,937)
ECX Emission Futures	Short	7	Dec-2024	(466,712)	(31,631)
Euro FX Currency Futures	Short	7	Jun-2024	(946,881)	11,156
Euro-BOBL Futures	Short	35	Jun-2024	(4,465,104)	(6,718)
Euro-Bund Futures	Short	3	Jun-2024	(431,692)	(3,880)
Euro-Schatz Futures	Short	96	Jun-2024	(10,947,341)	(3,951)
FTSE MIB Index Futures	Short	13	Jun-2024	(1,310,665)	(35,539)
Japan 10-Year Bond Futures	Short	3	Jun-2024	(2,891,003)	(8,790)
Japanese Yen Currency Futures	Short	122	Jun-2024	(10,195,388)	224,615
Kansas City Hard Red Winter Wheat Futures	Short	90	May-2024	(2,633,625)	(32,646)
Lean Hogs Futures	Short	49	Jun-2024	(1,988,420)	(3,308)
LME Aluminium Futures	Short	91	Jun-2024	(5,311,306)	(191,816)
LME Lead Futures	Short	27	Jun-2024	(1,385,451)	(169)
LME Nickel Futures	Short	8	Jun-2024	(803,535)	40,065
LME Zinc Futures	Short	9	Jun-2024	(547,913)	(56)
Natural Gas Futures	Short	207	Apr-2024	(3,649,410)	380,826
Natural Gas Futures	Short	41	May-2024	(818,770)	(8,118)
New Zealand Dollar Currency Futures	Short	10	Jun-2024	(597,500)	587
Silver Futures	Short	26	May-2024	(3,239,080)	(172,001)
Swiss Franc Currency Futures	Short	16	Jun-2024	(2,236,400)	19,983
TTF Natural Gas Futures	Short	185	Apr-2024	(4,059,809)	(199,339)
U.S. 10-Year Treasury Note Futures	Short	27	Jun-2024	(2,991,516)	(11,001)
U.S. 2-Year Treasury Notes	Short	61	Jun-2024	(12,473,547)	7,289
U.S. 5-Year Treasury Note Futures	Short	38	Jun-2024	(4,066,594)	(1,157)
U.S. Treasury Long Bond Futures	Short	5	Jun-2024	(602,188)	(8,063)
Ultra U.S. Treasury Bond Futures	Short	11	Jun-2024	(1,419,000)	(28,169)
Wheat Futures	Short	94	May-2024	(2,633,175)	(125,441)
				$31,709,295	$2,405,832

(a)	Rate shown reflects yield as of March 31, 2024.

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows:

ASSETS TABLE
	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds and Notes	$83,992,757	$—	$83,992,757	$—
Money Market Funds	48,248,852	48,248,852	—	—
Total Investments	132,241,609	48,248,852	83,992,757	—
Futures Contracts	3,880,783	3,880,783	—	—
Total	$136,122,392	$52,129,635	$83,992,757	$—

LIABILITIES TABLE
	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(1,474,951)	$(1,474,951)	$—	$—